Schedule II Genworth Financial, Inc. (Parent Company Only)	12 Months Ended
Dec. 31, 2012
Schedule II Genworth Financial, Inc. (Parent Company Only)

Schedule II

Genworth Financial, Inc.

(Parent Company Only)

Balance Sheets

(Amounts in millions)

	December 31,
	2012	2011
Assets
Investments:
Investments in subsidiaries	$19,444	$18,265
Fixed maturity securities available-for-sale, at fair value	151	11
Other invested assets	5	64

Total investments	19,600	18,340
Cash and cash equivalents	843	907
Deferred tax asset	736	465
Tax receivable from subsidiaries	263	330
Other assets	308	266

Total assets	$21,750	$20,308

Liabilities and stockholders’ equity
Liabilities:
Tax payable to our former parent company	$279	$310
Other liabilities	575	611
Borrowings from subsidiaries	200	200
Long-term borrowings	4,203	4,165

Total liabilities	5,257	5,286

Commitments and contingencies

Stockholders’ equity:
Class A common stock	1	1
Additional paid-in capital	12,127	12,136

Accumulated other comprehensive income (loss):
Net unrealized investment gains (losses):
Net unrealized gains (losses) on securities not other-than-temporarily impaired	2,692	1,617
Net unrealized gains (losses) on other-than-temporarily impaired securities	(54)	(132)

Net unrealized investment gains (losses)	2,638	1,485

Derivatives qualifying as hedges	1,909	2,009
Foreign currency translation and other adjustments	655	553

Total accumulated other comprehensive income (loss)	5,202	4,047
Retained earnings	1,863	1,538
Treasury stock, at cost	(2,700)	(2,700)

Total Genworth Financial, Inc.’s stockholders’ equity	16,493	15,022

Total liabilities and stockholders’ equity	$21,750	$20,308

See Notes to Schedule II

See Accompanying Report of Independent Registered Public Accounting Firm

Schedule II

Genworth Financial, Inc.

(Parent Company Only)

Statements of Income

(Amounts in millions)

	Years ended December 31,
	2012	2011	2010
Revenues:
Net investment and other income	$2	$4	$11
Net investment gains (losses)	(29)	(17)	(4)

Total revenues	(27)	(13)	7

Benefits and expenses:
Operating expenses	16	33	41
Interest expense	315	324	284

Total benefits and expenses	331	357	325

Loss before income taxes and equity in income of subsidiaries	(358)	(370)	(318)
Benefit from income taxes	(112)	(131)	(147)
Equity in income of subsidiaries	571	277	209

Net income available to Genworth Financial, Inc.’s common stockholders	$325	$38	$38

See Notes to Schedule II

See Accompanying Report of Independent Registered Public Accounting Firm

Schedule II

Genworth Financial, Inc.

(Parent Company Only)

Statements of Comprehensive Income

(Amounts in millions)

	Years ended December 31,
	2012	2011	2010
Net income available to Genworth Financial, Inc.’s common stockholders	$325	$38	$38

Other comprehensive income (loss), net of taxes:
Net unrealized gains (losses) on securities not other-than-temporarily impaired	1,075	1,576	939
Net unrealized gains (losses) on other-than-temporarily impaired securities	78	(11)	126
Derivatives qualifying as hedges	(100)	1,085	122
Foreign currency translation and other adjustments	102	(109)	231

Total other comprehensive income (loss)	1,155	2,541	1,418

Total comprehensive income (loss) available to Genworth Financial, Inc.’s common stockholders	$1,480	$2,579	$1,456

See Notes to Schedule II

See Accompanying Report of Independent Registered Public Accounting Firm

Schedule II

Genworth Financial, Inc.

(Parent Company Only)

Statements of Cash Flows

(Amounts in millions)

	Years ended December 31,
	2012	2011	2010
Cash flows from operating activities:
Net income available to Genworth Financial, Inc.’s common stockholders	$325	$38	$38
Adjustments to reconcile net income available to Genworth Financial, Inc.’s common stockholders to net cash from operating activities:
Equity in income from subsidiaries	(571)	(277)	(209)
Dividends from subsidiaries	545	478	342
Net investment (gains) losses	29	17	4
Deferred income taxes	(277)	(126)	(81)
Net decrease in derivative instruments	(27)	(47)	(93)
Stock-based compensation expense	23	32	41
Change in certain assets and liabilities:
Accrued investment income and other assets	24	(53)	(27)
Other liabilities	23	85	66

Net cash from operating activities	94	147	81

Cash flows from investing activities:
Proceeds from fixed maturity securities	10	201	—
Purchases of fixed maturity securities	(150)	(10)	(201)
Other invested assets, net	30	(30)	—
Payments for business purchased, net of cash acquired	(18)	2	(40)
Capital contribution paid to subsidiaries	(20)	(15)	(203)

Net cash from investing activities	(148)	148	(444)

Cash flows from financing activities:
Short-term borrowing and other, net	(49)	162	(967)
Repayment and repurchase of long-term borrowings	(322)	(760)	(6)
Proceeds from issuance of long-term borrowings	361	397	793
Repayment of borrowings from subsidiaries	—	—	(33)

Net cash from financing activities	(10)	(201)	(213)

Effect of exchange rate changes on cash and cash equivalents	—	—	91

Net change in cash and cash equivalents	(64)	94	(485)
Cash and cash equivalents at beginning of year	907	813	1,298

Cash and cash equivalents at end of year	$843	$907	$813

See Notes to Schedule II

See Accompanying Report of Independent Registered Public Accounting Firm

Schedule II

Genworth Financial, Inc.

(Parent Company Only)

Notes to Schedule II

Years Ended December 31, 2012, 2011 and 2010

(1) Organization and Purpose

Genworth Financial, Inc. (“Genworth”) was incorporated in Delaware on October 23, 2003 as an indirect subsidiary of General Electric Company (“GE”) in preparation for the initial public offering (“IPO”) of Genworth’s common stock, which was completed on May 24, 2004. Genworth is a holding company, that in connection with the IPO, acquired certain GE insurance and related subsidiaries that provide annuities and other investment products, life insurance, long-term care insurance, group life and health insurance and mortgage insurance.

(2) Retrospective Accounting Changes

On January 1, 2012, we adopted new accounting guidance requiring presentation of the components of net income (loss), the components of other comprehensive income and total comprehensive income either in a single continuous statement of comprehensive income (loss) or in two separate but consecutive statements. We chose to present two separate but consecutive statements. We adopted this new guidance retrospectively. The adoption of this new accounting guidance did not have a material impact on our financial results.

On January 1, 2012, we adopted new accounting guidance that changed our subsidiaries’ accounting for costs associated with acquiring or renewing insurance contracts. We adopted this new guidance retrospectively.

Effective January 1, 2012, our subsidiaries changed their treatment of the liability for future policy benefits for level premium term life insurance products when the liability for a policy falls below zero. Previously, the total liability for future policy benefits included negative reserves calculated at an individual policy level. The new method of accounting floors the liability for future policy benefits on each level premium term life insurance policy at zero. We implemented this accounting change retrospectively.

Our U.S. mortgage insurance subsidiaries have a practice of refunding post-delinquent premiums to the insured party if the delinquent loan goes to claim. Our U.S. mortgage insurance subsidiaries’ historical accounting practice was to account for these premium refunds as a reduction in premiums upon payment. In the first quarter of 2013, our U.S. mortgage insurance subsidiaries determined that they should have been recording a liability for premiums received on the delinquent loans where their practice was to refund post-delinquent premiums. This error was not material to our consolidated financial condition, results of operations or cash flows as presented in our previously filed annual and quarterly financial statements; however, the adjustment to correct the cumulative effect of this error would have been material if recorded in the first quarter of 2013. We restated our financial statements to correct this error for all periods presented herein.

The following table presents the balance sheet as of December 31, 2011 reflecting the impact of the retrospective accounting changes:

(Amounts in millions)	As originally reported	Effect of DAC (1) change	Effect of reserve change	Effect of premium restatement	As currently reported
Assets:
Investments in subsidiaries	$19,784	$(1,353)	$(120)	$(46)	$18,265
Total assets	$21,827	$(1,353)	$(120)	$(46)	$20,308

Stockholders’ equity:
Total Genworth Financial, Inc.’s stockholders’ equity	$16,541	$(1,353)	$(120)	$(46)	$15,022

(1)	Deferred acquisition costs.

The following table presents the income statement for the year ended December 31, 2011 reflecting the impact of the retrospective accounting changes:

(Amounts in millions)	As originally reported	Effect of DAC change	Effect of reserve change	Effect of premium restatement	As currently reported
Equity in income of subsidiaries	$361	$(63)	$(10)	$(11)	$277
Net income available to Genworth Financial, Inc.’s common stockholders	$122	$(63)	$(10)	$(11)	$38

The following table presents the income statement for the year ended December 31, 2010 reflecting the impact of the retrospective accounting changes:

(Amounts in millions)	As originally reported	Effect of DAC change	Effect of reserve change	Effect of premium restatement	As currently reported
Equity in income of subsidiaries	$313	$(86)	$(4)	$(14)	$209
Net income available to Genworth Financial, Inc.’s common stockholders	$142	$(86)	$(4)	$(14)	$38

The following table presents the cash flows from operating activities for the year ended December 31, 2011 reflecting the impact of the retrospective accounting changes:

(Amounts in millions)	As originally reported	Effect of DAC change	Effect of reserve change	Effect of premium restatement	As currently reported
Cash flows from operating activities:
Net income available to Genworth Financial, Inc.’s common stockholders	$122	$(63)	$(10)	$(11)	$38
Equity in income from subsidiaries	$(361)	$63	$10	$11	$(277)

The following table presents the cash flows from operating activities for the year ended December 31, 2010 reflecting the impact of the retrospective accounting changes:

(Amounts in millions)	As originally reported	Effect of DAC change	Effect of reserve change	Effect of premium restatement	As currently reported
Cash flows from operating activities:
Net income available to Genworth Financial, Inc.’s common stockholders	$142	$(86)	$(4)	$(14)	$38
Equity in income from subsidiaries	$(313)	$86	$4	$14	$(209)

The following table presents the balance sheet as of December 31, 2012 reflecting the impact of the retrospective accounting changes:

(Amounts in millions)	As computed under previous policies	Effect of reserve change	Effect of premium restatement	As reported under new policies
Assets:
Investments in subsidiaries	$19,621	$(133)	$(44)	$19,444
Total assets	$21,927	$(133)	$(44)	$21,750

Stockholders’ equity:
Total Genworth Financial, Inc.’s stockholders’ equity	$16,670	$(133)	$(44)	$16,493

The following table presents the income statement for the year ended December 31, 2012 reflecting the impact of the retrospective accounting changes:

(Amounts in millions)	As computed under previous policies	Effect of reserve change	Effect of premium restatement	As reported under new policies
Equity in income of subsidiaries	$582	$(13)	$2	$571
Net income available to Genworth Financial, Inc.’s common stockholders	$336	$(13)	$2	$325

The following table presents the net cash flows from operating activities for the year ended December 31, 2012 reflecting the impact of the retrospective accounting changes:

(Amounts in millions)	As computed under previous policies	Effect of reserve change	Effect of premium restatement	As reported under new policies
Cash flows from operating activities:
Net income available to Genworth Financial, Inc.’s common stockholders	$336	$(13)	$2	$325
Equity in income from subsidiaries	$(582)	$13	$(2)	$(571)

(3) Borrowings and Commitments

(a) Borrowings

All of the consolidated borrowings of Genworth and its consolidated subsidiaries were borrowings of the Parent, except as indicated below.

As of December 31, 2012 and 2011, our consolidated securitization entities had borrowings of $336 million and $396 million, respectively. These borrowings are required to be paid down as principal is collected on the restricted investments held by the consolidated securitization entities and, accordingly, the repayment of these borrowings follows the maturity or prepayment, as permitted, of the restricted investments.

In June 2011, Genworth Financial Mortgage Insurance Pty Limited, our indirect wholly-owned subsidiary, issued AUD$140 million of subordinated floating rate notes due 2021 with an interest rate of three-month Bank Bill Swap reference rate plus a margin of 4.75%. Genworth Financial Mortgage Insurance Pty Limited used the proceeds it received from this transaction for general corporate purposes.

In December 2010, our majority-owned subsidiary, Genworth MI Canada Inc. (“Genworth Canada”), issued CAD$150 million of 4.59% senior notes due 2015. The net proceeds of the offering were used to fund transactions among Genworth Canada and its Canadian wholly-owned subsidiaries. Genworth Canada used proceeds it received from such transactions for general corporate and investment purposes, and/or to fund a distribution to, or a repurchase of common shares from, Genworth Canada’s shareholders.

In June 2010, Genworth Canada, issued CAD$275 million of 5.68% senior notes due 2020. The net proceeds of the offering were used to fund transactions among Genworth Canada and its Canadian wholly-owned subsidiaries. Genworth Canada used the proceeds it received from such transactions for general corporate and investment purposes and to fund a repurchase of common shares from Genworth Canada’s shareholders.

During 2012, River Lake Insurance Company, our indirect wholly-owned subsidiary, repaid $11 million of its total outstanding floating rate subordinated notes due in 2033.

In December 2012, Genworth Life Insurance Company (“GLIC”), our indirect wholly-owned subsidiary, acquired $20 million of non-recourse funding obligations issued by River Lake Insurance Company II (“River Lake II”), our indirect wholly-owned subsidiary, resulting in a U.S. generally accepted accounting principles (“U.S. GAAP”) after-tax gain of $4 million. We accounted for these transactions as redemptions of the non-recourse funding obligations of River Lake II.

On March 26, 2012, River Lake Insurance Company IV Limited (“River Lake IV”) , our indirect wholly-owned subsidiary, repaid $3 million of its total outstanding $8 million Class B Floating Rate Subordinated Notes due May 25, 2028 following an early redemption event, in accordance with the priority of payments. During the three months ended September 30, 2012, as part of a life block transaction, GLIC acquired $270 million of non-recourse funding obligations issued by River Lake IV, which were accounted for as redemptions of the non-recourse funding obligations and resulted in a U.S. GAAP after-tax gain of approximately $21 million. The life block transaction also resulted in higher after-tax amortization of deferred acquisition costs of $25 million reflecting loss recognition associated with a third-party reinsurance treaty plus additional expenses. The combined transactions resulted in a U.S. GAAP after-tax loss of $6 million in the three months ended September 30, 2012 which was included in our U.S. Life Insurance segment. In December 2012, River Lake IV repaid its outstanding remaining non-recourse funding obligations of $235 million.

In January 2012, as part of a life block transaction, GLIC acquired $475 million of principal amount of notes secured by non-recourse funding obligations issued by River Lake Insurance Company III (“River Lake III”), which were accounted for as redemptions of the non-recourse funding obligations and resulted in a U.S. GAAP after-tax gain of approximately $52 million. In connection with the life block transaction, certain term life insurance policies were ceded to a third-party reinsurer resulting in a U.S. GAAP after-tax loss, net of amortization of deferred acquisition costs, of $93 million. The combined transactions resulted in a U.S. GAAP after-tax loss of approximately $41 million in the first quarter of 2012. In February and March 2012, River Lake III repaid its remaining outstanding non-recourse funding obligations of $176 million.

During 2011, GLIC acquired $175 million principal amount of notes secured by our non-recourse funding obligations, plus accrued interest, for a pre-tax gain of $48 million. We accounted for these transactions as redemptions of the non-recourse funding obligations.

On March 25, 2011, River Lake IV, our indirect wholly-owned subsidiary, repaid $6 million of its total outstanding $22 million Class B Floating Rate Subordinated Notes due May 25, 2028 following an early redemption event, in accordance with the priority of payments. On March 25, 2010, River Lake IV repaid $6 million of its total outstanding $28 million Class B Floating Rate Subordinated Notes due May 25, 2028 following an early redemption event, in accordance with the priority of payments.

On April 3, 2000, GE Financial Assurance Holdings, Inc., an indirect subsidiary of GE, issued to a subsidiary a senior unsecured note with a principal amount of $233 million with an interest rate of 7.85% maturing on November 30, 2010. As part of our corporate formation, the note was assumed by Genworth. This note was eliminated in consolidation. On March 31, 2010, this note was repaid in full with $33 million in cash and the issuance of a senior unsecured note with a principal amount of $200 million, with an interest rate of 7.25% and a maturity date of March 31, 2020.

(b) Commitments

In addition to the guarantees discussed in notes 18, 19 and 22 to our consolidated financial statements, we provided capital support to some of our insurance subsidiaries in the form of guarantees of certain (primarily insurance) obligations, in some cases subject to annual scheduled adjustments, totaling up to $953 million and $849 million as of December 31, 2012 and 2011, respectively. We believe our insurance subsidiaries have adequate reserves to cover the underlying obligations.

We provide a limited guarantee to Rivermont Insurance Company I (“Rivermont I”), an indirect subsidiary, which is accounted for as a derivative and is carried at fair value. This derivative did not qualify for hedge accounting, and therefore, changes in fair value were reported in net investment gains (losses) in the income statement. As of December 31, 2012 and 2011, the fair value of this derivative was $1 million and $6 million, respectively, and was recorded in other liabilities. For the years ended December 31, 2012, 2011 and 2010, the effect on pre-tax income (loss) from derivatives, including the guarantee on Rivermont I, was $(14) million, $17 million and $(4) million, respectively.

In connection with the issuance of non-recourse funding obligations by Rivermont I, Genworth entered into a liquidity commitment agreement with the third-party trusts in which the floating rate notes have been deposited. The liquidity agreement may require that Genworth issue to the trusts either a loan or a letter of credit (“LOC”), at maturity of the notes (2050), in the amount equal to the then market value of the assets supporting the notes held in the trust. Any loan or LOC issued is an obligation of the trust and accrues interest at London Interbank Offered Rate plus a margin. In consideration for entering into this agreement, Genworth received, from Rivermont I, a one-time commitment fee of approximately $2 million. The maximum potential amount of future obligation under this agreement is approximately $95 million.

(4) Supplemental Cash Flow Information

Net cash paid for taxes was $206 million for the year ended December 31, 2012. Net cash received for taxes was $27 million and $71 million for the years ended December 31, 2011 and 2010, respectively. Cash paid for interest was $333 million, $319 million and $276 million for the years ended December 31, 2012, 2011 and 2010, respectively.

The following table details non-cash items for the years ended December 31:

(Amounts in millions)	2012	2011	2010
Supplemental schedule of non-cash activities:
Capital contributions to subsidiaries	$—	$(90)	$(205)
Dividends from subsidiaries	—	90	168

Total non-cash transactions	$—	$—	$(37)

In July 2011, we received 3,582,227 of common shares of Genworth Canada as a dividend with an estimated market value of $90 million. These shares were previously held by Brookfield Life Assurance Company Limited. We subsequently contributed these shares to our U.S. mortgage insurance subsidiaries to increase the statutory capital in those companies.

In December 2010, we received 131,962 of preferred shares of a subsidiary as a dividend of $132 million that we subsequently redistributed through several capital contributions. Additionally, in connection with the previously uncertain tax benefits related to separation from our former parent that we recognized in 2010, we recorded $36 million as non-cash deemed dividends and $73 million as non-cash deemed capital contributions to certain of our subsidiaries.

On January 31, 2013, we received 85% of the shares of the European mortgage insurance subsidiaries with an estimated value of $222 million as a dividend. These shares were previously held by Brookfield Life and Annuity Insurance Company Limited. We subsequently contributed a portion of these shares with an estimated value of $211 million to our U.S. mortgage insurance subsidiaries to increase the statutory capital in those companies as part of our overall capital plan for our U.S. mortgage insurance subsidiaries. We contributed the remaining shares with an estimated value of $11 million to another subsidiary. At the same time, we also received a dividend of Brookfield Life Insurance Company Limited’s 15.4% ownership in our U.S. mortgage insurance subsidiaries with an estimated value of $180 million.

(5) Income Taxes

We are obligated, pursuant to our Tax Matters Agreement with GE, to make fixed payments to GE, over the next 11 years, on an after-tax basis and subject to a cumulative maximum of $640 million, which is 80% of the projected tax savings associated with the Section 338 deductions. As of December 31, 2012 and 2011, we recorded on our Genworth consolidated balance sheets our estimate of the deferred tax benefits associated with these deductions of $599 million.

In connection with our 2004 separation from our former parent, GE, we made certain joint tax elections and realized certain tax benefits. During 2010, the Internal Revenue Service completed an examination of GE’s 2004 tax return, including these tax impacts. Therefore, $36 million of previously uncertain tax benefits related to separation became certain and we recognized those in 2010.

As of December 31, 2012, Genworth also held assets of $370 million in respect of the tax elections, comprised of a $107 million deferred tax asset and a $263 million receivable from our subsidiaries pursuant to the tax allocation agreements. The remaining $629 million of net deferred tax asset as of December 31, 2012 was primarily comprised of share-based compensation, net operating loss (“NOL”) carryforwards, unrealized gains on derivatives and a state deferred tax asset. The state deferred tax asset was offset by a valuation allowance. As of December 31, 2011, Genworth held assets of $437 million in respect of the tax elections, comprised of a $107 million deferred tax asset and a $330 million receivable from our subsidiaries pursuant to the tax allocation agreements. The remaining $358 million of net deferred tax asset as of December 31, 2011 was primarily comprised of share-based compensation, NOL carryforwards, unrealized gains on derivatives and a state deferred tax asset. The state deferred tax asset was offset by a valuation allowance. These amounts are undiscounted pursuant to the applicable rules governing deferred taxes and intercompany liabilities.

NOL carryforwards amounted to $1,088 million as of December 31, 2012, and, if unused, will expire beginning in 2029.

(6) Sale of Wealth Management Subsidiaries

On March 27, 2013, we announced that we had agreed to sell our wealth management subsidiaries, Genworth Financial Wealth Management and alternative solutions provider, the Altegris companies, to AqGen Liberty Acquisition, Inc., a subsidiary of AqGen Liberty Holdings LLC, a partnership of Aquiline Capital Partners and Genstar Capital, for approximately $412 million. The sale is expected to close in the second half of 2013, subject to customary closing conditions, including requisite regulatory approvals.

Our investment in these subsidiaries was $433 million and $427 million as of December 31, 2012 and 2011, respectively. Our earnings from these subsidiaries were $49 million, $48 million and $37 million for the years ended December 31, 2012, 2011 and 2010, respectively. We received dividends from these subsidiaries of $39 million, $47 million and $30 million during the years ended December 31, 2012, 2011 and 2010, respectively. We also made capital contributions to these subsidiaries of $2 million during the year ended December 31, 2011.

Related to our purchase of Altegris in 2010, we could have been obligated to pay additional performance-based payments during the five-year period following closing. The remaining maximum performance-based payments under the terms of the agreement we could have been obligated to pay was $70 million as of December 31, 2012. On March 27, 2013, we agreed to settle our contingent consideration liability related to our purchase of Altegris for approximately $40 million.